As filed with the Securities and Exchange Commission on October 1, 2010

Registration Nos. 333-36796, 811-09941

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933     [X]

Post-Effective Amendment No. 17

and

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

Amendment No. 18

AMBASSADOR FUNDS

(Exact Name of Registrant as Specified in Charter)

500 Griswold Street, Suite 2800

Detroit, Michigan 48226

(Address of Principal Executive Office, Including Zip Code)

(313) 961-3111

(Registrant’s Telephone Number, Including Area Code)

Brian T. Jeffries, President

Ambassador Capital Management, L.L.C.

500 Griswold Street, Suite 2800

Detroit, Michigan 48226

(Name and Address of Agent for Service)

Copy to:

Arthur Don, Esq.

Greenberg Traurig, LLP

77 West Wacker Drive

Suite 3100

Chicago, IL 60601

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[   ]

Immediately upon filing pursuant to Rule 485(b), or

[   ]

On ________, 200_, pursuant to Rule 485(b)

[   ]

60 days after filing pursuant to Rule 485(a)(1), or

[X]

On December 1, 2010, pursuant to Rule 485(a)(1), or

[   ]

75 days after filing pursuant to Rule 485(a)(2), or

[   ]

On ________, 200_, pursuant to Rule 485(a)(2).

If appropriate, check this box:

[   ]

This post-effective amendment designates a new effective date for a previously-filed post effective amendment

PROSPECTUS

December 1, 2010

Ambassador Money Market Fund

Institutional Shares (Ticker Symbol: AMFXX)

Investor Shares (Ticker Symbol: N/A)

Ambassador Money Market Fund is a mutual fund advised by professional portfolio managers at Ambassador Capital Management, L.L.C., Detroit Michigan.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Page

Fund Summary

  3

Investment Objective

  3

Fees and Expenses of the Fund

  3

Principal Investment Strategies

  3

Principal Risks

  4

Performance

  4

Investment Adviser

  5

Portfolio Managers

  5

Purchase and Sale of Fund Shares

  5

Tax Information

  5

Payments to Broker-Dealers and Other Financial Intermediaries

  5

Fund Rating

  5

Investment Objective, Strategies, Risks and Portfolio Holdings

  6

Investment Objectives and Strategies

  6

Additional Information Concerning Principal Investment Strategies

  6

Investment Risks

  7

Portfolio Holdings Information

  7

Management of the Fund

  7

Investment Adviser

  7

Portfolio Managers

  8

Shareholder Information

  8

Valuation of Fund Shares

  8

Purchase of Fund Shares

  9

Redemption of Fund Shares

11

Rule 12b-1 Fees

13

Dividends, Distributions and Taxes

13

Financial Highlights for Institutional Shares

14

Privacy Notice

15

2

FUND SUMMARY

Investment Objective

The Ambassador Money Market Fund’s (the “Fund” or “Money Market Fund”) objective is to provide current interest income, consistent with maintaining liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percent of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fees	None
Exchange fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fees	0.20%
Distribution (12b-1) Fees	0.00%
Other Expenses (1)(2)	0.18%
Total Annual Fund Operating Expenses (3)	0.38%

(1)

Other Expenses are based on actual expenses for the year ended July 31, 2010.

(2)

Includes Acquired Fund Fees and Expenses of less than 0.01%.

(3)

Fund operating expenses may not correlate to the ratio of expense to average net assets in the financial highlights table, which do not include Acquired Funds fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Money Market Fund Institutional Shares	1 Year	3 Years	5 Years	10 Years
	$39	$122	$213	$480

Principal Investment Strategies

To pursue its goal, the Fund invests substantially all of its assets only in the following types of securities:

•

obligations of the United States government, its agencies and instrumentalities;

•

commercial paper;

•

certificates of deposit; and/or

•

repurchase agreements

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 397 days or less and maintains an average dollar-weighted portfolio maturity of 60 days or less.

3

Principal Risks

The principal risks of investing in the Fund are that an issuer could default on its payment obligations or suffer an event lowering its credit, effecting the price, volatility and liquidity of the securities.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year, as well as the Fund’s highest and lowest quarterly returns.  The table below shows the Fund’s average annual total returns for the periods indicated.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  For current performance information and current seven-day yield, please call 1-800-992-0444.

Calendar Year Total Return (for periods ended December 31)

Institutional Shares

6.00%
5.00%
4.00%
3.00%
2.00%
1.00%
0.00%
3.59%
1.38%
0.82%
1.08%
2.99%
4.83%
5.15%
2.60%
0.52%
2001
2002
2003
2004
2005
2006
2007
2008
2009

Note:  The Fund has a fiscal year that ends on July 31.  Total return (not annualized) for the period from January 1 through September 30, 2010, was X.XX%.

Average Annual Total Returns (for periods ended December 31, 2009)

 Since

Inception

1 Year

5 Years

(8/1/2000)

Ambassador Money Market Fund

    (Institutional Shares)

0.52%

3.20%

2.70%

4

Investment Adviser

Ambassador Capital Management, L.L.C. (the “Adviser”) is the investment adviser to the Ambassador Money Market Fund.

Portfolio Manager

Gregory A. Prost, Chief Investment Officer and Vice President of the Adviser and has been the Portfolio Manager of the Fund since its inception in 2000.

Derek H. Oglesby, Co-Portfolio Manager since 2006.

Talmadge D. Gunn, Senior Vice President and Senior Portfolio Manager has been a Co-Portfolio Manager of the Fund since 2007.

Purchase and Sale of Fund Shares

Investors may purchase or redeem Fund shares on any business day by mail (Ambassador Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207), by wire transfer or by telephone at 1-800-992-0444.  The minimum initial investment amount is $1,000.  There is no minimum for subsequent investments.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged account.  Distributions made to tax-advantaged accounts may be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial advisor or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Rating

Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc. (“S&P”), has assigned a Principal Stability Fund Rating of “AAAm” to the Ambassador Money Market Fund.  A fund rated AAAm has extremely strong capacity to maintain principal stability and to limit exposure to principal losses due to credit, market and/or liquidity risks.  AAAm is the highest principal stability fund rating assigned by S&P.  There is no assurance that such rating will continue for any given period of time or that it will not be revised or withdrawn entirely, if in the sole judgment of S&P, circumstances so warrant.

5

INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS

Investment Objectives and Strategies

The Fund’s investment objective is to provide current interest income, consistent with maintaining liquidity and stability of principal.  The Fund seeks to preserve the value of your investment at $1.00 per share.

The Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding shares.  Unless otherwise noted, the investment policies of the Fund are not fundamental and the Fund’s Board of Trustees may change them without shareholder approval.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 397 days or less and maintains an average dollar-weighted portfolio maturity of 60 days or less.

The Fund’s investment adviser invests substantially all of the Fund’s assets only in the following types of securities:

•

obligations of the United States government, its agencies and instrumentalities;

•

commercial paper rated in the highest short-term rating category by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”) at the time of purchase and maturing not more than 270 days after the date of purchase;

•

certificates of deposit issued by banks, thrift institutions, savings banks or credit unions that maintain a principal or branch office in the State of Michigan which are rated in the highest short-term rating category by at least one NRSRO or if unrated, has been determined by the Fund’s Board to be of comparable quality; and

•

repurchase agreements collateralized by obligations of the United States government, its agencies and instrumentalities.

Additional Information Concerning Principal Investment Strategies and Risks

The following supplements the discussion of the Fund’s principal investment strategies and risks contained in the Fund Summary.  In addition to the principal investment strategies and risks described in this Prospectus, the Fund may use other strategies and is subject to further restrictions and risks which are described in the Statement of Additional Information.

Commercial Paper.  Commercial paper is a form of short-term (no more than 270-day maturity), usually fixed-rate, corporate debt represented by unsecured promissory notes of the issuing company.  The commercial paper in which the Fund may invest will be rated at the time of investment in the highest short-term rating category assigned by at least one Nationally Recognized Statistical Rating Organizations (e.g., Moody’s Investors Service, Inc. and Standard and Poor’s Ratings Group).

Money Market Instruments.  Money market instruments include, without limitation, certificates of deposit, demand and time deposits and bankers’ acceptances.  Although many of these instruments are issued by financial institutions such as banks, they are not necessarily guaranteed by those organizations. The Fund may also invest in money market mutual funds whose investments are permissible for direct investment by the Fund.  These funds will assess fees in addition to the fees charged by the Ambassador Funds.

Repurchase Agreements.  The Fund may buy securities from financial institutions with the understanding that the seller will buy them back with interest at a later specified date.  At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold.  During the term of the repurchase agreement, the seller is obligated to maintain collateral of at least 100% of such value.  If the seller is unable to honor its commitment to repurchase the securities, the purchasing Fund could lose money.

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments.  A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued.  A “delayed delivery” or “forward commitment” transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.  Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered.  These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

6

Securities Lending.  In order to enhance return, the Fund may lend up to one-third (based on total assets) of the securities held in its portfolio to securities firms and financial institutions.  All portfolio securities loans are secured continuously by collateral in the form of cash, high quality money market instruments adjusted daily to have a market value at least equal to the current market value of the securities loaned.  These transactions involve the risk of delay in recovery of the securities or possible loss of rights in the collateral if the borrower fails financially.

Investment Risks

The principal risks of investing in the Fund are:

•

Credit (or Default) Risk:  An issuer of a security may default on its payment obligations.  Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security.  A change in the quality rating of a security can affect the security’s liquidity and make it more difficult for the Fund to sell.

•

Prepayment Risk:  As interest rates fall, mortgage-backed securities tend to mature earlier than expected as a result of an increase in mortgage refinancing or prepayment, sometimes resulting in a loss on the investment.

•

Management risk:  The Fund is an actively managed portfolio, which means the portfolio managers will apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio Holdings Information

A list of the full portfolio holdings for the Fund is available on the Adviser’s website within five business days after the end of each calendar month.  A free copy can be obtained by calling the Transfer Agent, toll free, at (800) 992-0444.  This information is in addition to the portfolio disclosure in the Fund’s annual and semi-annual shareholder reports, and on the Fund’s Form N-Q that is filed with the Securities and Exchange Commission within sixty days of each fiscal quarter end.  A complete description of the policies and procedures regarding the Fund’s disclosure of portfolio holdings may be found in the Fund’s Statement of Additional Information.

MANAGEMENT OF THE FUND

Investment Adviser

Ambassador Capital Management, L.L.C. is the investment adviser to the Fund.  The Adviser’s address is 500 Griswold, Suite 2800, Detroit, Michigan 48226.  The Adviser is a Michigan limited liability company established on February 18, 1998 and is an investment adviser registered with the Securities and Exchange Commission. The Adviser was founded by President and Chief Executive Officer Brian T. Jeffries, formerly a partner and portfolio manager with Munder Capital Management, Inc. from 1994 until 1998, where he was responsible for the management of fixed-income portfolios.

Subject to the supervision of the Board of Trustees, the Adviser provides a continuous investment program for the Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Fund.  Pursuant the terms of the investment advisory agreement, the Adviser receives a monthly fee from the Fund based on the Fund’s average net assets, computed and accrued daily.  The annual management fee rate paid to the Adviser by the Fund is 0.20% of its average daily net assets.

The Adviser specializes in the management of fixed income and cash portfolios for public and private sector clients, including retirement plans, municipalities, corporations, endowments and foundations.  As of September 30, 2010, the Adviser had approximately $XXX million in assets under management, including the assets of the Money Market Fund.

7

Portfolio Managers

Gregory A. Prost, CFA, Chief Investment Officer of the Adviser since 2000, oversees the Adviser’s fixed income research and directs its fixed income strategy.  Prior to joining the Adviser, Mr. Prost was a partner and senior portfolio manager at Munder Capital Management from 1995 until 2000, where he was responsible for managing fixed income portfolios.  Mr. Prost is a Chartered Financial Analyst.  He earned a B.A. from Kalamazoo College and an M.B.A. from Western Michigan University.

Derek H. Oglesby, CFA, Portfolio Manager of the Adviser, has been the quantitative specialist and mortgage-backed security analyst for Ambassador Capital Management, L.L.C. since 2000.  Prior to joining the Adviser, Mr. Oglesby was a fixed income portfolio analyst with Conning Asset Management Co.  Mr. Oglesby earned a B.S. in Mathematics from Central Missouri State University and an M.B.A. from Michigan State University.

Talmadge D. Gunn, Senior Vice President and Senior Portfolio Manager of the Adviser, has been the mortgage-backed securities specialist and responsible for managing long-term portfolios for Ambassador Capital Management, L.L.C. since 2006.  Mr. Gunn has over 26 years experience in the fixed income markets.  Prior to joining the Adviser, Mr. Gunn was a shareholder and Senior Portfolio Manager with Munder Capital Management, Inc. from 1993 until 2006.  From 1983 until 1993, Mr. Gunn was Assistant Vice President and Senior Trader at Comerica Bank.  Mr. Gunn earned a B.A. from the University of Michigan and an M.B.A from the University of Detroit.

Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

SHAREHOLDER INFORMATION

You may purchase shares of the Fund on any day that the New York Stock Exchange is open for trading and that is not a national holiday.  Please consult with your legal counsel to ensure that the Ambassador Funds are permissible investments for your organization.

Valuation of Fund Shares

The offering price of a share is its net asset value.  The price for all purchase and redemption orders for shares of the Fund will be the next determined net asset value after such orders are considered received.  We calculate the net asset value per share for the Fund at 4:00 p.m. Eastern Time or, if necessary, as of the close of business of the New York Stock Exchange.  The Fund reserves the right to advance the time net asset value is determined.  We will not calculate the net asset value on any day that the New York Stock Exchange is not open for trading and the Fund reserves the right not to calculate the net asset value on any other day that the bond markets close early, such as days in advance of holidays or in the event of an emergency.

We attempt to stabilize the net asset value per share for the Money Market Fund at $1.00 per share by valuing its portfolio securities using the amortized cost method.  Securities for which market prices are not available are valued in accordance with procedures adopted by the Board of Trustees.  These valuation methods are more fully described in the Statement of Additional Information.

8

Purchase of Fund Shares

In order to purchase shares of the Money Market Fund on a particular day and begin earning dividends that same day, we must receive your order before 12:00 noon, Eastern Time, that day.  Purchase orders received after 12:00 noon, Eastern Time, but prior to the close of business, are priced at the NAV determined at 4:00 pm on the day of receipt, but do not begin earning dividends until the following day.

We reserve the right to suspend the sale of shares of the Fund temporarily and the right to refuse any order to purchase shares of the Fund.  If payment for a purchase is rejected for any reason, we will cancel the purchase and may charge you a fee.  In addition, you will be liable for any losses incurred by us in connection with the transaction.

In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply the account name, authorized signers, tax identification number or social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  Please contact the Transfer Agent at (800) 992-0444 if you need additional assistance when completing your application.

If we do not have a reasonable belief of the identity of a customer, the Account Application will be rejected, or the customer will not be allowed to perform a transaction on the account until the requested information is received.  The Fund also reserves the right to close an account within five business days, if clarifying information or documentation is not received.

The Fund reserves the right to reject any purchase order.  Since the Fund is a money market fund and invests in short-term fixed income obligations and maintains a stable net asset value per share, the Board of Trustees of Ambassador Funds has not adopted any policies or procedures designed to deter short term or excessive trading (so-called “market timing”).

How to Buy Shares

1.

Verify Permissibility

•

Consult with your legal counsel to ensure compliance with applicable investment restrictions

2.

Minimum investment requirements (same for Institutional Shares and Investor Shares):

•

$1,000 for initial investments in the Money Market Fund

•

No minimum for subsequent investments

3.

Trades may be placed via phone, fax, website or mail:

Phone Number - (800) 992-0444

Fax number - (414) 773-6933 (A call to (800) 992-0444 to confirm receipt of fax and to obtain a reference number is required.)

Website - www.ambassador-capital.com

Checks should be payable to "Ambassador Money Market Fund" and sent with your application (in the case of an initial investment) to:

By Mail--	By Overnight Delivery--
Ambassador Money Market Fund c/o US Bancorp Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Ambassador Money Market Fund c/o US Bancorp Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

9

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent.

The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier's checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

Call our Transfer Agent at (800) 992-0444 if you have any questions about opening up an account.

4.

Making payment by Federal Funds Wire:

•

Initial Investment by Wire -- If you are making an initial investment in the Fund, before you wire monies, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  You may then contact your bank to initiate the wire transfer of monies using the instructions you were given.

•

Subsequent Investments by Wire -- Before sending your wire transfer of monies, please contact the Transfer Agent to advise it of your intent to wire monies.  This will ensure prompt and accurate credit upon receipt of your wire.

•

To send by federal funds wire, use the following information:

US Bank, N.A.

ABA # 075000022

For Credit to: US Bancorp Fund Services, LLC

Acct # 112-952-137

Ambassador Money Market Fund

Account Name [Shareholder’s Name/Account Registration]

Shareholder Account Number

NOTE: Purchases will not be made without proper trade instructions. Funds received without instructions will not be credited until trades are received. Purchases will be made at the current trade date.

5.

Making payment by electronic funds transfer / ACH

•

You must have EFT / ACH instructions on file

•

Trades must be future dated to ensure payment is received on settlement date

•

US Bancorp will initiate money movement

10

Redemption of Fund Shares

You may redeem shares of the Fund on any day that the New York Stock Exchange is open for trading and that is not a national holiday.  The price for all redemption orders for shares of the Fund will be the next determined net asset value after such orders are considered received.  We calculate the net asset value per share for the Fund at 4:00 p.m. Eastern Time or, if necessary, as of the close of business of the New York Stock Exchange.  The Fund reserves the right to advance the time net asset value is determined.  We will not calculate the net asset value on any day that the New York Stock Exchange is not open for trading and the Fund reserves the right not to calculate the net asset value on any other day that the bond markets close early, such as days in advance of holidays, or in the event of an emergency.

About Redemptions

In order to redeem shares of the Fund and receive payment of the proceeds on a particular day, we must receive your request before 12:00 noon, Eastern Time, that day.  Otherwise proceeds will be remitted the following business day.

For redemption requests received prior to the applicable cut-off time, usually the proceeds from the sale of Money Market Fund shares will be wired on the same day; checks for redemption proceeds are generally mailed on the business day following the request.  For redemption requests received after the applicable cut-off time, proceeds will generally be wired or a check will be mailed one business day later, after net asset value is next determined. Proceeds to be wired will be wired to an account designated in writing by a shareholder at any domestic commercial bank that is a member of the Federal Reserve System.  Proceeds to be paid by check will be mailed to the shareholder’s address of record.

To the extent permitted by federal securities laws, we reserve the right to suspend the redemption of shares of the Fund temporarily under extraordinary market conditions such as market closures or restriction or suspension of trading by the Securities and Exchange Commission or in the event an emergency exists and a Fund cannot sell its assets or accurately determine the value of its assets.  If any portion of the shares to be redeemed represents an investment made by check, the Fund may delay the payment of redemption proceeds until the Transfer Agent is reasonably confident that the check for purchase has been collected.  This may take up to 7 calendar days from the purchase date.

We may terminate or modify the methods of redemption at any time.  In such case, you will be promptly notified.

Redemption of Accounts with Balances under Account Minimums

Due to the high cost of maintaining accounts with low balances, if your account balance for the Money Market Fund falls below $1,000, we may choose to redeem those shares and close that account without your consent.  We will not close any account which is held through a retirement plan or any account whose value falls below these minimums as a result of changes in the Fund’s net asset value.  If we plan to close your account, we will notify you and provide you with 30 days to add to your account balance.

11

How to Redeem Shares

1.

Trades may be placed via phone, fax, website or mail:

Phone Number - (800) 992-0444

Fax number - (414) 773-6933 (A call to (800) 992-0444 to confirm receipt of fax and to obtain a reference number is required.)

Website - www.ambassador-capital.com

OR

Write

Ambassador Money Market Fund

c/o US Bancorp Fund Services

P.O. Box 701

Milwaukee, WI 53201-0701

Redemption proceeds may be wired or sent via ACH to a commercial bank account authorized on your account. If the dollar amount requested to be redeemed is greater than the current value of your account your entire account balance will be redeemed.

NOTE: That ACH transactions should be future dated to ensure settlement is received on trade date.

2.

Provide the required information -- No redemption request will become effective until all documents have been received in "Good Order" by the Transfer Agent.  When making a redemption request, make sure your request is in good order.  "Good Order" means that your letter of instructions to the Transfer Agent should include:

•

Specify the Money Market Fund

•

Your account number

•

The name and address on your account

•

For wire transfers, your financial institution's wire transfer information (N.B. your financial institution may charge you a fee for handling this transaction)

•

The dollar amount or number of shares you wish to redeem
•

Signatures of all registered shareholders, including a signature guarantee if you request any redemption to be sent to an address other than the address on record with the Fund or request any redemption to be paid to a person or persons other than the shareholder(s) of record.

The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact.  Redemption proceeds may be wired or sent via ACH to a commercial bank account authorized on your Account Application.  If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.

3.

Signature Guarantees -- Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program  ("STAMP").  A notary public is not an acceptable signature guarantor.

12

Rule 12b-1 Fees

As of the date of this Prospectus, the Fund has two authorized classes of shares – Investor Shares and Institutional Shares, which are identical except as to services offered to and expenses borne by each class.  Institutional Shares are offered to the public without any sales charge, load or 12b-1 fees.  Investor Shares, which have not been and are not currently offered for sale, bear certain costs pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940.

The Distribution Plan provides that Investor Shares of the Fund may pay distribution expenses for Investor Shares of up to 0.25%, on an annual basis, of the Fund’s average net assets represented by Investor Shares.  Because these fees are paid out of the Fund’s assets attributable to Investor Shares on an ongoing basis, over time these fees will increase the cost of your investment in Investor Shares and may cost you more than paying other types of sales charges. Payments pursuant to the Distribution Plan may be made only to reimburse expenses incurred in connection with distribution and marketing of Investor Shares during a rolling 12-month period, subject to the annual limitation.

Dividends, Distributions and Taxes

As a shareholder, you are entitled to your share of the Money Market Fund’s net income and gains on its investments.  The Fund passes substantially all of its earnings along to its shareholders as distributions.  When the Fund earns interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than the Fund paid.  When these gains are distributed to shareholders, it is called a capital gain distribution.  The Money Market Fund declares dividends daily and pays them monthly.  The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits.  You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares.  You will treat the excess of any such distribution over your basis in your shares as gain from a sale of shares.  The Fund will pay dividend and capital gains distributions in additional shares of the Fund.  If you wish to receive either dividend or capital gains distributions, or both, in cash, you must either indicate this request on your account application form or notify us by calling (800) 992-0444.

There are many important tax consequences associated with investment in the Ambassador Funds.  Please read the summary below and consult your tax advisor regarding specific federal, state and local tax consequences applicable to your investment.

The Fund intends to distribute to shareholders dividends of its net investment income and distributions of capital gains.  Distributions of income, whether or not they are reinvested in Fund shares, may be subject to federal income tax.  In addition, sales of Fund shares and capital gains distributions may be subject to federal taxation.  The rate at which you may be taxed on the sale of Fund shares varies depending on the length of time you hold the Fund being sold.  The rate at which you may be taxed on capital gains distributions depends on the length of time the Fund holds the security.

Governmental entities which are shareholders of the Fund will not be subject to federal income tax on distributions from the Fund or on sales of the Fund’s shares.

13

FINANCIAL HIGHLIGHTS FOR INSTITUTIONAL SHARES

The Fund has not issued any Investor Shares.  The financial highlights table is intended to help you understand the financial performance of the Fund’s Institutional Shares for the past five fiscal years.  Certain information reflects financial results for a single institutional share in the Fund.  The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP for all of the fiscal years shown, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report to shareholders, which is available upon request.  The Semi-Annual Report for the period ended January 31, 2010 is available upon request.

For an Institutional Share of beneficial interest outstanding throughout the year indicated:

	For the Fiscal Year Ended July 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000
Investment activities:
Net investment income	0.002	0.013	0.038	0.051	0.040
Net realized gain/loss from investment transactions	0.000(1)	0.000	0.000(1)	0.000(1)	0.000(1)
Distribution from net investment income	(0.002)	(0.013)	(0.038)	(0.051)	(0.040)
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000
Total return	0.16%	1.26%	3.88%	5.17%	4.16%

Ratios/supplemental data:
Net assets, end of period (000’s)	$180,414	$370,849	$410,117	$356,127	$233,153
Ratio of expenses to average net assets	0.38%	0.36%	0.31%	0.32%	0.34%
Ratio of net investment income to average net assets	0.18%	1.26%	3.78%	5.05%	4.02%

(1)

Amount less than $0.0005 per share.

14

PRIVACY NOTICE

Ambassador Funds recognizes and respects the privacy expectations of our customers.  We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with Ambassador Funds or the Ambassador Money Market Fund.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

•

Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•

Account History, including information about the transactions and balances in a customer’s accounts; and

•

Correspondence, written, telephonic or electronic between a customer and the Fund or service providers to the Fund.

Disclosure of Customer Information

We may disclose all of the information described above to certain third parties who are not affiliated with the Fund to process or service a transaction at your request or as permitted by law.  For example, sharing information with companies who maintain or service customer accounts for the Fund is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

Security of Customer Information

We require service providers to the Fund:

•

to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the Fund; and

•

to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Fund.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of a Fund.

15

Annual and Semi-Annual Reports

Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during their prior fiscal year.

Statement of Additional Information (“SAI”)

You can also find more detailed information about the Funds in the current SAI, dated December 1, 2010, which has been filed electronically with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus.

You can obtain a free copy of these documents, request other information or make general inquiries about the Fund at:

Ambassador Funds

500 Griswold Street, Suite 2800

Detroit, Michigan 48226

1-800-992-0444

www.ambassador-capital.com

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C., 20549-1520.

Prospectus

December 1, 2010

Investment Company Act File No. 811-09941

AMFXXPRO 2010/12

16

AMBASSADOR FUNDS

STATEMENT OF ADDITIONAL INFORMATION

December 1, 2010

Ambassador Money Market Fund

Institutional Shares (AMFXX)

Investor Shares (N/A)

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Fund’s Prospectus dated December 1, 2010, as may be revised, which may be obtained free of charge by writing or calling the Fund.

The Fund’s Annual Report to Shareholders dated July 31, 2010, accompanying notes and Report of Registered Independent Public Accounting Firm appearing in the Annual Report are incorporated by reference and made a part of this SAI.  Copies of the Annual Report and Semi-Annual Report may be obtained free of charge by writing, calling the Fund or by downloading the documents from the Adviser’s website www.ambassador-capital.com.

Managed by:

Ambassador Capital Management, L.L.C.

500 Griswold Street, Suite 2800

Detroit, MI  48226

TABLE OF CONTENTS

GENERAL INFORMATION AND FUND HISTORY

  1

INVESTMENT STRATEGIES AND RISKS

  2

More about Principal Investment Strategies and Risks

  2

Investment Policies and Restrictions

  5

Determination of Maturity

  6

DISCLOSURE OF PURTFOLIO HOLDINGS

  7

MANAGEMENT OF THE TRUST

  7

Trustees and Officers

  7

Investment Adviser

  13

SERVICE PROVIDERS

  15

Administrator and Fund Accountant

15

Transfer Agent

16

Custodian

16

Independent Registered Public Accounting Firm

16

Legal Counsel

16

DISTRIBUTION OF INVESTOR SHARES – RULE 12B-1 PLAN

16

PORTFOLIO TRANSACTIONS AND BROKERAGE

17

PROXY VOTING POLICY

17

DETERMINATION OF NET ASSET VALUE

17

DIVIDENDS DISTRIBUTIONS AND TAXES

19

SIGNIFICANT SHAREHOLDERS

21

PERFORMANCE INFORMATION

22

FINANCIAL STATEMENTS

22

APPENDIX--DESCRIPTION OF BOND RATINGS

A-1

GENERAL INFORMATION AND FUND HISTORY

Ambassador Funds (the “Trust”) is a Delaware statutory trust established under a Declaration of Trust, dated March 22, 2000.  Ambassador Funds is an open-end, diversified, management investment company currently consisting of one series, the Ambassador Money Market Fund (the “Fund” or the “Money Market Fund”), which has two authorized classes of shares:  Investor Shares and Institutional Shares.  This Statement of Additional Information relates only to the Money Market Fund.  The Investor Shares are not currently offered for sale.  Investor Shares of the Fund pay a distribution fee pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), of up to 0.25% of average net assets, while Institutional Shares do not pay this fee.  See “Distribution Plan” for further information about this distribution fee.

As of the date of this SAI, Institutional Shares of the Money Market Fund are only being offered for sale in Michigan and California.

Shares of the Fund, representing beneficial interests in the Fund, are fully transferable.  Each share is entitled to dividends declared by the Trustees, and if the Fund is liquidated, shareholders will receive the net assets of the Fund attributable to the shares held.

All shareholders are entitled to one vote for each share held on the record date for any action requiring a shareholder vote, and a proportionate fractional vote for each fractional share held.  Ambassador Funds’ shareholders will vote in the aggregate and not by fund, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of one fund.  The rights of shareholders cannot be modified without a majority vote.

Neither the Trust nor the Fund is required to hold annual meetings of shareholders for the purpose of electing Trustees, except that (i) we are required to hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders.  In addition, Trustees may be removed from office by a written consent signed by the holders of shares representing two-thirds of the outstanding shares of the Fund at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding shares of the Fund.  Upon written request by the holders of shares representing 1% of the outstanding shares of the Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, we will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders).  Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund.  However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund.  The Declaration of Trust provides for indemnification out of the Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund.  Thus the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

The Fund’s Prospectus and this SAI are part of the Ambassador Funds’ Registration Statement filed with the SEC.  Copies of the complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT STRATEGIES AND RISKS

The Prospectus for the Fund describes the principal investment strategies employed to achieve the Fund’s investment objective and the principal risks associated with an investment in the Fund.  Below you will find more detail about the types of investment strategies and risks associated with the Fund, including those which are not considered principal strategies or risks.

More about Principal Investment Strategies and Risks

Money Market Instruments.  Money market instruments mature in 397 days or less, and include without limitation:

•

U.S. Treasury bills;

•

Bankers’ Acceptances - bills of exchange or time drafts drawn on and accepted by a commercial bank.  Bankers’ acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange.  Maturities are generally six months or less;

•

Certificates of Deposit - negotiable and non-negotiable, interest-bearing instruments with specific maturities. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market, prior to maturity;

•

Demand and Time Deposits - non-negotiable receipts issued by a bank in exchange for the deposit of funds.  Like certificates of deposit, demand and time deposits earn specified rates of interest over a definite period of time; however, these securities cannot be traded in the secondary market and are considered to be illiquid if they have maturities of more than seven days;

•

High Quality Commercial Paper – unsecured short-term (no more than 270-day maturity) fixed-rate corporate debt rated in the highest short-term rating category by at least one Nationally Recognized Rating Organization;

•

Federal Agency Discount Paper - these securities are issued by U.S. government agencies at a discount and redeemed at maturity at face value;

•

Repurchase Agreements (see “Repurchase Agreements” below); and

•

Money Market Mutual Funds (see “Investment Limitations-Investing in Securities of Other Investment Companies” below).

The instruments of banks and savings and loans whose deposits are insured by the FDIC, such as certificates of deposit, demand and time deposits, and bankers’ acceptances, are not necessarily guaranteed by the FDIC.

The Fund will limit its investments in certificates of deposit, demand and time deposits and similar instruments to those issued by financial institutions which are eligible to serve as depositories for political subdivisions of the state of Michigan.

U.S. Government Obligations.  U.S. government obligations include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities and zero coupon securities described more fully below.

Some of the various agencies of the U.S. government which issue obligations include the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration (FHA), Government National Mortgage Association (GNMA or Ginnie Mae), Maritime Administration, Small Business Administration (SBA), and The Tennessee Valley Authority (TVA).  Some of the instrumentalities of the U.S. government which issue securities include Federal Home Loan Banks (FHLB), Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac), Student Loan Marketing Association (SLMA or Sallie Mae), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (FNMA or Fannie Mae) and the U.S. Postal Service.

U.S. government obligations are backed by:

•

the full faith and credit of the U.S. Treasury;

•

the issuer’s right to borrow from the U.S. Treasury, such as FNMA obligations;

•

the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities, such as SLMA obligations; or

•

the credit of the agency or instrumentality issuing the obligations, such as FHLMC obligations.

The above examples are not intended to be an exhaustive list of permissible issuing agencies or instrumentalities.  Securities which are not backed by the full faith and credit of the U.S. Treasury may not always receive financial support from the U.S. government.  The Money Market Fund may invest in U.S. government obligations to a lesser extent.

Repurchase Agreements.  Under a repurchase agreement, also known as a “repo,” the Fund will buy securities from a financial institution which commits to buy them back at a specified time and price.  During the term of the repurchase agreement, the Fund will take actual or constructive possession of collateral securities backing such repurchase agreements and these securities will be marked to market daily.  To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.  In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action.  Ambassador Capital Management, L.L.C. (“ACM” or the “Adviser”), the investment adviser for the Fund, believes that under the regular procedures normally in effect for custody of the Fund’s portfolio securities subject to repurchase agreements, a court would rule in favor of the Fund and allow retention or disposition of such securities.  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by ACM to be creditworthy, pursuant to guidelines established by the Board of Trustees.

Variable and Floating Rate U.S. Government Securities.  Some of the short-term U.S. government securities the Fund may purchase carry variable or floating interest rates.  Variable rate securities have a rate of interest subject to adjustment on specified dates at least annually and will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.  Floating rate securities have a rate of interest which adjusts whenever a specified interest rate changes.  Interest rate adjustments are ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices.  Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

A variable rate security that is subject to a demand feature will be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.  Floating rate securities that are subject to a demand feature will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

Zero Coupon Securities.  These are U.S. Treasury obligations which have been stripped of their unmatured interest coupons and receipts.  These securities are issued at a discount from their face value because interest payments are typically postponed until maturity.  The market prices of zero coupon U.S. Treasury securities generally are more sensitive to changes in interest rates than comparable maturity securities that make current distributions of interest.

Restricted and Illiquid Securities.  The Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.  Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Fund, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions.  Any resale by the purchaser must be in an exempt transaction.  Section 4(2) securities are normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity.  The Adviser believes that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid.  The Adviser intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission (“SEC”) staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the “Rule”).  The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws.  The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers.  The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A.  The Adviser believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees.  The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

•

the frequency of trades and quotes for the security;

•

the number of dealers willing to purchase or sell the security and the number of other potential buyers;

•

dealer undertakings to make a market in the security; and

•

the nature of the security and the nature of the marketplace trades.

When-Issued and Delayed Delivery Transactions.  The Fund may participate in when-issued and delayed delivery transactions.  These transactions are made to secure what is considered to be an advantageous price or yield.  No fees or other expenses, other than normal transaction costs, are incurred.  However, liquid assets sufficient to make payment for the securities to be purchased are segregated on the Fund’s records at the trade date.  These assets are marked-to-market daily and are maintained until the transaction has been settled.  The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

When-issued and delayed delivery transactions are subject to market fluctuation, and no interest accrues to the purchaser during the period prior to settlement.  The payment obligation and the interest rate that the Fund will receive on the securities are each fixed at the time the Fund enters into the commitment.  Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when delivery takes place may actually be higher than those obtained in the transaction itself, in which case the Fund could experience an unrealized loss at the time of delivery.

The Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually purchasing the securities.  If ACM deems it advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.  In these cases the Fund may realize a taxable capital gain or loss.

When the Fund engages in when-issued and delayed delivery transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.  The market value of the securities underlying a when-issued or delayed delivery transaction, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities.  The Fund does not earn interest on securities it has committed to purchase until they are paid for and delivered on the settlement date.

Securities Lending.  In order to enhance return, the Fund may lend up to one-third (based on total assets) of the securities held in its portfolio to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned.  These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities.  In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.

The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral if the borrower fails financially.  In determining whether the Fund will lend securities, ACM will consider all relevant facts and circumstances.  The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which ACM has determined are creditworthy under guidelines established by the Board of Trustees.

Investment Policies and Restrictions

The following investment limitations are fundamental and may not be changed without shareholder approval.

Selling Short and Buying on Margin.  The Fund will not sell any securities short or purchase any securities on margin, but it may obtain such short-term credit as may be necessary for clearance of purchases and sales.

Issuing Senior Securities and Borrowing Money.  The Fund will not issue senior securities, except that it may borrow money directly from banks or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments.  Any direct borrowings need not be collateralized.  The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.  The Fund has no present intention to borrow money.

Underwriting.  The Fund will not engage in underwriting of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Investing in Commodities, Commodity Contracts, or Real Estate.  The Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests.

Lending Cash or Securities.  The Fund may lend portfolio securities in an amount of up to one-third of its assets.  In addition, the Fund may purchase or hold money market instruments, including repurchase agreements, and other debt securities permitted by its investment objective, policies and limitations.

Concentration of Investments.  The Fund will not invest more than 25% of the value of its total assets in any one industry, provided that there shall be no limitation on investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Investing in Securities of Other Investment Companies.  The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own.  The Fund will purchase securities of other investment companies only in open-market transactions involving no more than customary broker’s commissions.  However, there is no limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets.  It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by the Fund in such shares would be subject to such customary expenses.

Investing in Illiquid Securities.  The Fund will not invest more than 5% of the value of its net assets in illiquid securities.

Determination of Maturity

As described in the Prospectus, a security will not be purchased by the Fund unless its maturity is 397 days or less from the date of purchase, and the dollar-weighted average maturity of the Fund will not exceed 60 days.  The Fund’s weighted average life (“WAL”) of its portfolio will not exceed 120 days.  The maturity of a Fund investment security is determined pursuant to Rule 2a-7 under the Investment Company Act of 1940.  Rule 2a-7 provides that the maturity of an instrument will be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid or, in the case of an instrument called for redemption, the date on which the redemption payment must be made, except as follows:

•

Certain U.S. Government Instruments.  An instrument that is issued or guaranteed by the United States Government or an agency thereof which has a variable rate of interest readjusted no less frequently than every 397 days will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

•

Variable Rate Instruments.  A “variable rate instrument” (defined as an instrument the terms of which provide for establishment of a new interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value), the principal amount of which is scheduled on the face of the instrument to be paid in 397 calendar days or less, will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

•

Variable Rate Instruments Subject to Demand Feature.  A variable rate instrument that is subject to a demand feature will be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

•

Floating Rate Instruments Subject to Demand Feature.  A “floating rate instrument” (defined as an instrument the terms of which provide for adjustment of the interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value) that is subject to a demand feature will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

•

Repurchase Agreements.  A repurchase agreement will be treated as having a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

•

Fund Lending Agreements.  The Fund lending agreement will be treated as having a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned, or where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the return of the loaned securities.

A “demand feature” is defined in Rule 2a-7 as a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either (a) at any time on no more than 30 days’ notice or (b) at specified intervals not exceeding 397 days and upon no more than 30 days’ notice.

Because the Fund intends to utilize the procedures specified in Rule 2a-7 to determine the maturity of its Fund instruments, further revision of Rule 2a-7 or pronouncements clarifying or interpreting the scope of its application may affect the Fund’s method for determining maturity of its Fund instruments.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted policies and procedures relating to disclosure of the Fund’s portfolio securities.  It is the policy of the Adviser to protect the confidentiality of the Fund’s holdings and prevent the selective disclosure of non-public information concerning the Fund.  Neither the Fund, nor the Adviser, receive compensation with respect to the disclosure of portfolio holdings.

Portfolio managers and other senior officers or spokespersons of the Adviser or the Fund may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons ONLY IF such information has been previously publicly disclosed.

The policies and procedures further prohibit the Fund or any other person from paying or receiving any compensation or consideration of any type for the purpose of obtaining such information.  “Consideration” includes any agreement to maintain assets in the Fund or any other investment company or account managed by the Adviser or any of its affiliated persons.

The Fund discloses portfolio holdings in connection with the day-to-day operations and management of the Fund, including to the Fund’s Custodian, attorneys and auditors.  Portfolio holdings may also be disclosed to other service providers to the Fund, including pricing services, portfolio management and trading systems.  The Fund’s Custodian, by the nature of its services to the Fund, has real-time information about the portfolio securities being purchased, sold, and held by the Fund.  The Fund’s attorneys (currently Greenberg Traurig, LLP) and accountants (currently KPMG LLP), in order to provide their services to the Fund, may be provided with the Fund’s portfolio holdings on a real-time basis, without any lag.

A list of the full portfolio holdings for the Fund is available and posted on the Adviser’s website within five business days after the end of each calendar month.  A free copy of the list of portfolio holdings can be obtained by calling the Transfer Agent, toll free, at (800) 992-0444.  This disclosure is in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on Form N-Q, which is filed with the Securities and Exchange Commission within sixty days of each fiscal quarter end.  The Fund discloses portfolio holdings in connection with the day-to-day operations and management of the Fund, including to the Fund’s custodian and registered independent public accountants.  Portfolio holdings may also be disclosed to other service providers to the Fund, including pricing services, portfolio management and trading systems.  Nothing contained in the policies is intended to prevent the disclosure of portfolio holdings information as may be required by applicable law.

Beginning no later than December 7, 2010, the Fund will make a monthly filing with the SEC on Form N-MFP within five business days from month-end.  This filing will contain complete holdings, all the information required in the monthly website postings and certain additional information about individual securities and the portfolio as a whole.  The information in Form N-MFP will be made publicly available by the SEC 60 days after the end of the month to which the information pertains.

MANAGEMENT OF THE TRUST

Trustees and Officers

The Trustees of the Trust are responsible for generally overseeing the conduct of the Fund’s business.  The Trustees have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust.

Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive.  Information pertaining to the Trustees and officers of the Trust is set forth below.

Name (Year of Birth)	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
DISINTERESTED TRUSTEES
John L. Guy (1952)	Trustee	Indefinite Term since July 16, 2010	Sr. VP SBA & Alternative Lending Feb 2008 to present, Sr. VP Business Banking, Fifth/Third Bank, Nov 2006 through Feb 2008; Executive Director, Wachovia Corp. (formerly First Union Nat'l Bank), Business Banking, General Bank Group, from Nov 1999 through April 2006.	1	Monetta Fund, Inc.(one fund), since 1998 , and Monetta Trust, (three funds), since 1993
Marlene Z. Hodges (1948)	Trustee	Indefinite Term since July 16, 2010	CFO, Asian Human Services since Feb 2007; Controller, Gladson LLC (privately owned firm providing database services to consumer packaged goods manufacturers and retailers) from Jan 2006 to Feb 2007; CFO, Abraham Lincoln Center from March 2003 through Jan 2006.	1	Monetta Fund, Inc. (one fund), and Monetta Trust, (three funds), each since 2001
Mark F. Ogan (1942)	Trustee	Indefinite Term since July 16, 2010	Self-employed management consultant June 2008 to present; Internal Consultant, RM Acquisition (d/b/a Rand McNally) April 2008 through June 2008; Sr. VP & COO, of RM Acquisition, LLC (d/b/a Rand McNally), from Dec 2007 through April 2008; Sr. VP & COO, Rand McNally & Co. from July 2003 through Dec 2007.	1	Monetta Fund, Inc. (one fund), since 1988, and Monetta Trust, (three funds), since 1993
Robert S. Bacarella (1) (1949)	Trustee and Chairman	Indefinite Term since July 16, 2010	Chairman, Chief Executive Officer and President of Monetta Financial Services, Inc. since April 1997.	1	Monetta Fund, Inc. (one fund), since 1985, and Monetta Trust, (three funds), since 1993
INTERESTED TRUSTEES
Brian T. Jeffries (2) (1965)	Trustee and President	Indefinite term; since 2000	Founder and President of Ambassador Capital Management, L.L.C. since 1998; Shareholder and Portfolio Manager of Munder Capital Management, Inc. from 1994-1998.	1	Monetta Fund, Inc. (one fund), since August 2010, and Monetta Trust, (three funds), since August 2010

(1)  Mr. Bacarella owns a controlling interest in Monetta Financial Services, Inc., which, in turn, owns a controlling interest in FSG (defined following the caption “Service Providers” below), the Fund’s administrator and provider of fund accounting services.   Mr. Jeffries owns a controlling interest in the Adviser, which also owns a controlling interest in FSG.  Notwithstanding this relationship, Mr. Bacarella is not considered to be an “interested person” of the Fund as that term is defined in the 1940 Act.  However, due to Mr. Bacarella’s  indirect ownership of FSG and its business relationships with the Fund.  Mr. Bacarella is treated as “interested” for purposes of the private meetings and deliberations among the independent trustees required by the 1940 Act.

(2)  Mr. Jeffries is an “interested Trustee” because he holds a position as an executive officer and a principal owner of Ambassador Capital Management, L.L.C., the Trust’s investment adviser.

The business address for each Nominee (other than Mr. Jeffries) listed above is 1776-A South Naperville Road, Suite 100, Wheaton, IL 60189.  Mr. Jeffries’ business address is 500 Griswold Street, Detroit, MI 48226.

Name (Year of Birth) Address	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund’s Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
OFFICERS WHO ARE NOT TRUSTEES
Gregory A. Prost (1966) Ambassador Funds 500 Griswold Street Detroit, MI 48226	Vice President Secretary	Indefinite term; since 2000; since 2010	Chief Investment Officer of Ambassador Capital Management, L.L.C., since 2000; ; Shareholder and Senior Portfolio Manager of Munder Capital Management, Inc. from 1995-2000	-	Trustee Ambassador Funds from 2000-2010
Maria C. De Nicolo (1949) Fund Services Group, LLC 1776-A South Naperville Road Wheaton, IL 60189	Chief Compliance Officer	Indefinite term; since 2004	President, Fund Services Group, LLC, since 2003; Secretary of Monetta Financial Services, Inc. from 1996 to present; Treasurer from 1996 to 2004; CFO from 1998-2004.	-	None
Lynn H. Waterloo (1957) Fund Services Group, LLC 1776-A South Naperville Road Wheaton, IL 60189	Treasurer and CFO	Indefinite term; since 2004	Chief Financial Officer and Treasurer, Monetta Funds since 2004; Secretary, Fund Services Group, LLC since 2003.	-	None
Gary R. Schaefer (1946) Ambassador Capital Management, L.L.C. 1776-A South Naperville Road Wheaton, IL 60189	Assistant Secretary	Indefinite term; since 2003	Portfolio manager, Ambassador Capital Management, L.L.C. since 2000; Portfolio Manager, Monetta Financial Services, Inc. from 1997-2001; Lehman Brothers FID from 1973-1997.	-	None
Derek Oglesby (1977) Ambassador Funds 500 Griswold Street Detroit, MI 48226	Assistant Secretary	Indefinite term; since 2003	Research Analyst, Ambassador Capital Management, L.L.C since 2000; Investment Research Analyst with Conning Asset Management (Hartford, CT) from 1998-2000.	-	None

The Board of Trustees has established an Audit Committee comprised of three of the four “disinterested” trustees: Messrs. Guy, Ogan and Ms. Hodges.  The Audit Committee is responsible for retaining and overseeing the Trust’s registered independent public accountants and approving the services performed by them, and for overseeing the Trust’s financial reporting process, accounting principles and its system of internal accounting controls.  The Audit Committee is also responsible for overseeing the Fund’s legal compliance and ethics programs.  The Audit Committee operates under a written charter adopted by the Board of Trustees.  The Audit Committee met twice during the fiscal year ended July 31, 2010.  No other committees have been established by the Board of Trustees.  During the most recently completed fiscal year for the Trust, the Board of Trustees held four regular quarterly meetings and all of the Trustees attended at least 75% of these meetings.

Compensation

During the fiscal year ended July 31, 2010 disinterested trustees of Ambassador Funds received the following compensation from the Trust:

Trustee Compensation Table For the Fiscal Year Ended July 31, 2010
Name of Person and Position (1)	Aggregate Compensation From Fund	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from Registrant Paid to Trustees
John L. Guy, Trustee	$0	$0	$0	$0
Marlene Z. Hodges, Trustee	$0	$0	$0	$0
Mark F. Ogan, Trustee	$0	$0	$0	$0
Robert S. Bacarella, Trustee	$0	$0	$0	$0

(1) The Trustees listed above were elected by the Shareholders to serve as Trustees on July 16, 2010, and received no compensation from the Fund during the fiscal year ended July 31, 2010.

None of the Interested Trustees or officers of the Trust received any remuneration from the Trust during the fiscal year ended July 31, 2010.  None of the Disinterested Trustees, or their immediate family members, owns any interest in the Adviser or a person directly or indirectly controlling, controlled by or under common control with the Adviser.  There are no pension or retirement benefit plans or programs in effect for Trustees of the Trust.  For the fiscal year ending July 31, 2011, the Trustees will be paid regular meeting fees of $1,250 per meeting for all of the funds that are part of Ambassador Funds.  None of the officers and none of the Trustees who are interested persons of Ambassador Funds will receive any compensation from the Fund for their service as such during the current fiscal year.

Leadership Structure of the Board

The Board of Trustees oversees the management of the Fund and through their collective actions and through the Board’s standing committees, discussed below.  Mr. Bacarella serves as Chairman of the Board.  Even though Mr. Bacarella is an “independent” Trustee of  the Trust, due to his relationship with FSG discussed above, Mr. Ogan acts as the Lead Independent Trustee of the Trust.  In that role, Mr. Ogan acts as the Chairman of any meetings of the Board’s independent Trustees.  Further, the Board has delegated its respective risk oversight duties and functions to the Audit Committee, which is comprised solely of independent Board members.  The Board has determined that its management structure, including its committee structure and risk oversight delegation, as well as Mr. Ogan’s service as the Lead Independent Trustee, is appropriate given the specific characteristics and circumstances of the Trust.  The Board’s structure allows it to exercise informed and independent judgment over matters under its purview, and allocate areas of responsibility among committees and the full Board in a manner that enhances effective oversight. The Board also believes that having a majority of Independent Trustees is appropriate and in the best interest of Fund’s shareholders. Nevertheless, the Board also believes that having interested persons serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, crucial elements in its decision-making process. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Ambassador Funds.

Although the Board has general criteria that guide its choice of candidates to serve on the Board, there are no specific required qualifications for Board membership. The Board believes that the different perspectives, viewpoints, professional experience, education, and individual qualities ofeach Board member represent a diversity of backgrounds, experiences and a variety of complementary skills. Each

Board member has at least five years of experience as a Trustee and/or Director of the Ambassador Funds, Monetta Fund and/or Monetta Trust.  Additionally, each of the Board members has served in a managerial or officer capacity of either a company in the financial services industry or of a public company (or a subsidiary thereof).  Furthermore, the Board has determined that Messrs. Ogan and Guy and Ms. Hodges possess the requisite attributes, and each has acquired such attributes through his or her educational and professional experiences, to qualify as an audit committee financial expert pursuant to Section 407 of the Sarbanes-Oxley Act and as defined by Item 3 of Form N-CSR.

It is the Trustees’ belief that this management structure and mix of skills allows the Board of Trustees as a whole, to oversee the business of Ambassador Funds in a manner consistent with the best interests of the Fund’s shareholders. When considering potential nominees to fill vacancies on the Board, and as part of its annual self-evaluation, the Board will review the mix of skills and other relevant experiences of the Board members. The specific talents which the Board’s Nominating Committee will seek in a candidate, depends upon the Board’s needs at the time a vacancy occurs.

The table above provides professional experience of each Trustee on an individual basis. This disclosure includes the length of time serving the Ambassador Funds, Monetta Fund and Monetta Trust, other directorships held, and their principal occupation during the past five years. In light of the Trust’s business and structure, the experience of each Board member is beneficial for overseeing the business of the Fund.

Risk Management and Oversight

As a series of the registered investment company, the Fund is subject to a variety of risks, including investment-related risks, financial risks, compliance risks and operational risks. As part of its overall activities, the Board reviews the management of the Fund’s risks by the Adviser, by the Fund’s service providers, as well as by the Fund’s Chief Compliance Officer (“CCO”). The responsibility to manage the Fund’s risk management structure on a day-to-day basis is within the Adviser’s overall investment management responsibilities. The Adviser has its own, independent interest in risk management.

The Board recognizes that it is not possible to identify all of the risks that may affect a fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board discharges risk oversight as part of its overall activities, through the delegation of such oversight to its Audit Committee and CCO. In addressing issues regarding the Fund’s risk management between meetings, appropriate representatives of the Adviser communicate with the Board, the CCO (who is directly accountable to the Board), and independent counsel to the Board. As appropriate, the Board members confer among themselves, with the CCO, the Adviser, other service providers, and counsel to the Board, to identify and review risk management issues that may be placed on the Board’s agenda.

The Audit Committee also assists the Board in reviewing with the independent auditors, at various times throughout the year, matters relating to the annual audit and financial accounting and reporting matters.

The CCO assists the Board in overseeing the significant investment policies of the Fund. The CCO monitors these policies. The Board receives and considers the CCO’s annual written report, which, among other things, summarizes material compliance issues that arose during the previous year and any remedial action taken to address these issues, as well as any material changes to the compliance programs. The Board also receives and considers reports from the CCO throughout the year. As part of its oversight responsibilities, the Board has approved various compliance policies and procedures.

Standing Committees of the Board

Audit Committee

The Trust has an Audit Committee which is comprised entirely of independent Trustees.  Mark Ogan, John Guy and Marlene Z. Hodges, all three of the Trust’s independent Trustees, currently sit on the Audit Committee.  The Audit Committee reviews financial statements and other audit-related matters for the Trust.  The Audit Committee also holds discussions with management and with the Registered

Independent Public Accounting Firm concerning the scope of the audit and the auditor's independence. The Board has also delegated to the Audit Committee the duty to oversee and manage the Trust’s exposure to material risks and the management of those risks. The Audit Committee normally meets twice a year and, if necessary, more frequently.  The Audit Committee met twice during fiscal year 2010.  The Audit Committee operates under a written charter.

Trustee’s Fund Holdings

Information about the shares of beneficial interest beneficially owned by the Trustees of Ambassador Funds as of July 31, 2010, in the Money Market Fund, is shown in the following table.

Name of Trustee	Dollar Range of Equity Securities held in the Ambassador Money Market Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee for all Ambassador Funds
DISINTERESTED TRUSTEES
John L. Guy	Ambassador Money Market Fund None	None
Marlene Z. Hodges	Ambassador Money Market Fund None	None
Mark F. Ogan	Ambassador Money Market Fund None	None
Robert S. Bacarella	Ambassador Money Market Fund None	None
INTERESTED TRUSTEES
Brian T. Jeffries	Ambassador Money Market Fund $1 to $10,000	$1 to $10,000

Directors' and Trustees' Affiliations and Transactions

None of the independent Trustees (or their immediate family members) own any securities issued by the Fund's investment adviser, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies.  Brian T. Jeffries owns shares of the Adviser and is considered an “interested” Trustees.

None of the independent Trustees (or their immediate family members) during the last two calendar years have had any direct or indirect interest, the value of which exceeds $120,000, in the Fund's investment adviser, principal underwriter, or any company directly or indirectly controlling, controlled by, or under common control with the above listed companies.

None of the independent Trustees (or their immediately family members) have had any material interest in any transaction, or series of transactions, during the last two calendar years, in which the amount exceeds $120,000 and to which any of the following persons was a party: Ambassador Funds, Ambassador Money Market Fund, an officer of the Fund, any fund or hedge fund managed by the Adviser, or the Ambassador Fund's investment adviser, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies.

Indemnification of Trustees and Officers

The Ambassador Funds Agreement and Declaration of Trust provides that Ambassador Funds will, to the fullest extent permitted by law, indemnify our Trustees and officers against all liabilities and against all expenses reasonably incurred in connection with any claim, action, suit or proceeding in which they may be involved because of their offices with Ambassador Funds, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith and in the reasonable belief that their actions were in the best interests of the Trust, or that such indemnification would relieve any officer or Trustee of any liability to Ambassador Funds or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties.  Ambassador Funds, at its expense, may provide liability insurance for the benefit of its Trustees and officers.

Investment Adviser

Ambassador Capital Management, L.L.C., (“ACM” or “Adviser”) is the investment adviser to the Fund.  ACM is an employee-owned investment advisory firm that was founded in 1998. ACM specializes in providing management of fixed income and cash portfolios for public and private sector retirement plans, municipalities, corporations, endowments and foundations.  ACM is headquartered in Detroit and maintains an office in Wheaton, Illinois, a suburb of Chicago.  ACM is controlled by Brian T. Jeffries, its President and Chief Executive Officer, and Gregory A. Prost, Vice President, each of whom owns more than 25% of the voting securities of ACM.

Under an Investment Advisory Agreement with the Trust relating to the Money Market Fund, ACM, at its expense, furnishes a continuous investment program for the Money Market Fund and makes investment decisions on its behalf, all subject to such policies as the Trustees determine.  Investment decisions are subject to the provisions of the Trust’s Declaration of Trust and By-Laws, and the 1940 Act.  In addition, ACM makes decisions consistent with the Fund’s investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.  The Fund pays an annual investment advisory fee to ACM equal to 0.20% of the Fund’s average daily net assets.  During the fiscal years ended July 31, 2008, 2009 and 2010 ACM was paid advisory fees of $942,097, $909,773 and $626,273 respectively, from the Fund.

The Investment Advisory Agreement may be terminated without penalty with respect to the Fund at any time by the vote of the Trustees, by the shareholders of the Fund or by ACM upon 60 days’ written notice.  The Investment Advisory Agreement may be amended by the mutual agreement of the Trust and ACM, except where the 1940 Act requires such amendment to have the approval of the shareholders of the Fund.  The agreement also terminates without payment of any penalty in the event of its assignment.  The Investment Advisory Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually in the manner required by the 1940 Act.

Portfolio Management Team.  Gregory A. Prost, Derek Oglesby and Talmadge D. Gunn of ACM make up the portfolio management team for the Money Market Fund.  The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of July 31, 2010 for Mr. Prost, Mr. Oglesby and Mr. Gunn:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (-000s)	Pooled Investment Vehicle Accounts	Assets Managed (-000s)	Other Accounts	Assets Managed (-000s)	Total Assets Managed (-000s)
Gregory A. Prost	1	$180,414	0	$0	20	$632,083	$812,497
Derek Oglesby	1	$180,414	0	$0	20	$632,083	$812,497
Talmadge D. Gunn	1	$180,414	0	$0	20	$632,083	$812,497

Portfolio Management Conflicts of Interest.  As indicated in the table above, ACM personnel may be part of the portfolio management team servicing numerous accounts for multiple clients.  These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  ACM portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

The management of multiple accounts may result in a portfolio manager or other team member devoting unequal time and attention to the management of a particular account.  Although the Adviser does not track the time a portfolio manager spends on a single account, the Adviser does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible.  The Adviser seeks to manage competing interests for the time and attention of a portfolio management team by having portfolio management teams focus on a particular investment discipline or complementary investment disciplines.  Most accounts within a particular investment discipline are managed using the same investment model.  Even where multiple accounts are managed by the same portfolio management team within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account.  Accordingly, the performance of each account managed by a portfolio management team will vary.

Conflicts of interest may arise where some accounts managed by a particular portfolio management team have higher fees than the fees paid by other accounts.  Because each portfolio manager’s compensation is affected by revenues earned by the Adviser, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts.

In addition, to the extent that trade orders are aggregated conflicts may arise when aggregating and/or allocating aggregated trades.  The Adviser may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary.  When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, the Adviser monitors a variety of areas, including compliance with account investment guidelines and/or restrictions, the allocation of initial public offerings, and compliance with the Adviser’s Code of Ethics and compliance program under the 1940 Act and Investment Advisers Act of 1940.  Furthermore, senior personnel of the Adviser periodically review the performance of all portfolio managers.

Portfolio Management Team Compensation.  Portfolio managers receive a combination of base compensation and discretionary compensation, comprised of a cash bonus and several deferred compensation programs described below.  The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.  Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.  In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation generally consists of an annual cash bonus.  Several factors are employed by ACM to determine discretionary compensation for the portfolio managers, which can vary by portfolio management team and circumstances.  In order of relative importance, these factors include:

•

Investment performance of the accounts managed by the portfolio manager:  Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups.  Generally, the greatest weight is placed on the three- and five-year periods;

•

Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager;

•

Contribution to the business objectives of the Adviser;

•

The dollar amount of assets managed by the portfolio manager;

•

Market compensation survey research by independent third parties; and

•

Other qualitative factors, such as contributions to client objectives.

Portfolio Management Team Fund Ownership.  As of July 31, 2010, the portfolio managers, as a group, owned less than 0.05% of the shares of the Money Market Fund.

Code of Ethics

Because the Fund is a money market fund, neither the Trust, nor the Adviser nor any subadviser is required to adopt and implement a code of ethics that complies with Rule 17j-1 under the 1940 Act.

SERVICE PROVIDERS

Administrator and Fund Accountant

Administration, Accounting and Compliance services are provided by Fund Services Group, LLC (“Fund Services” or “FSG”), an affiliate of the Adviser, pursuant to agreements dated August 1, 2003 and renewable annually commencing August 1, 2005.  Fund Services is 45.5% owned by Monetta Financial Services, Inc., and 45.5% owned by the Adviser.  The remaining 9% is owned by Maria De Nicolo of Fund Services.  Pursuant to these agreements, Fund Services will provide administration and fund accounting services to the Fund.  Pursuant to the Administration Agreement, the Fund pays to Fund Services compensation at the following annual rate:  4 basis points (0.04%) on the first $500 million in net assets; 3 basis points (0.03%) on the next $500 million of net assets; and 2 basis points (0.02%) on net assets in excess of $1 billion.  A minimum annual fee of $30,000 per series applies and provides further that the fees payable by each Series shall go into effect at such time as each Series has assets in excess of $10 million.  Pursuant to the Fund Accounting Agreement, the Fund pays to Fund Services compensation at the following annual rate:  $30,000 on the first $200 million in net assets; 1 basis point (0.01%) on the next $300 million in net assets; 1/2 basis point (0.005%) on the net assets in excess of $500 million.  The compensation under both agreements is computed on average daily net assets, accrued daily and paid monthly.  Effective August 1, 2008, the Fund pays Fund Services an annual fee of $25,000 for compliance services.  In addition to the fees set forth above, the Fund also reimburses Fund Services for its reasonable out-of-pocket expenses.

Fund Services’ responsibilities while acting as administrator are described in the Administration Agreement with the Fund, and include administrative services, such as calculating expenses and related disbursements, assisting with the preparation of regulatory filings (including prospectuses), shareholder communications, supervising the Fund’s transfer agent, calculating performance data and other related affairs of the Fund.  Fund Services’ responsibilities while acting as fund accountant are described in a separate Fund Accounting Agreement with the Fund, and include portfolio accounting services such as maintaining Fund books and records, performing daily accounting services, preparing various reports and other related services.  Fund Services’ responsibilities include implementation of the Trust’s compliance programs and procedures.

During the fiscal years ended July 31, 2008, 2009 and 2010 the Fund paid to Fund Services $260,036, $261,923 and $198,024 respectively, for administrative, accounting and compliance services.

Transfer Agent

On August 1, 2010, the Fund entered into a Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC (“USBFS”).  Pursuant to this agreement, the Fund pays USBFS shareholder account fees, activity charges, service charges and various out-of-pocket expenses.  The Fund will pay USBFS at the annual rate of $14.00 per open shareholder account and $3.00 per closed shareholder account, with a minimum annual fee of $15,000.  USBFS’s responsibilities as Transfer Agent include receiving and processing orders and redemption requests, maintaining shareholder accounts and records, mailing reports to shareholders, preparing and filing Form 1099s with the U.S. Department of Treasury and other related services.  From June 8, 2008 through July 31, 2010, the Transfer Agent services were provided by J.P. Morgan Investor Services Co.

Custodian

On August 1, 2010, the Fund has entered into a Custody Agreement with U.S. Bank, N.A., whose address is 1555 N. Rivercenter Dr., MK-WI-S302, Milwaukee, Wisconsin 53212, pursuant to which that bank was appointed as custodian (the “Custodian”) for the Fund’s portfolio securities.  Pursuant to this Custody Agreement, the Custodian will earn portfolio transaction fees, in addition to an annual fee based on 0.02% of the average daily market value with a minimum annual fee of $3,000.  The Custodian is responsible for the safekeeping of the Fund’s assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee and maintenance of bank accounts on behalf of the Fund.  From June 8, 2008 through July 31, 2010, the Custodian services were provided by J.P. Morgan Chase Bank, N.A.

Independent Registered Public Accounting Firm

KPMG LLP, whose address is 303 East Wacker Drive, Chicago, IL 60601-5212, was appointed on August 27, 2010, to serve as the registered independent public accounting firm for the Fund for the Fund’s fiscal year ending July 31, 2011.

Legal Counsel

Greenberg Traurig, LLP, whose address is 77 West Wacker Drive, Suite 3100, Chicago, Illinois 60601, serves as legal counsel to the Trust.

DISTRIBUTION OF INVESTOR SHARES – RULE 12b-1 PLAN

The Fund is presently self-distributed, which means that the Fund does not employ any underwriter or distributor to sell its shares.  In June 2001, the Board of Trustees of the Trust adopted a Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may bear expenses associated with the distribution of its shares.  In October 2001, the Distribution Plan was approved by holders of the Investor Shares of the Money Market Fund.  The Distribution Plan provides that the Investor Shares of the Money Market Fund may incur certain expenses, up to a maximum amount equal to 0.25% of the average daily net asset value attributable to Investor Shares of the Fund for any fiscal year.  The Distribution Plan further provides that the Money Market Fund may pay such amounts to broker-dealers, financial institutions and other organizations which have entered into written agreements with the Fund that provide for the marketing and distribution of the Fund’s Investor Shares.  Such payments may be made to these organizations for continuing marketing and sales related services based on the average daily net asset value of Investor Shares held in accounts at such other organizations.  The disposition of monies pursuant to the Distribution Plan will be reviewed by the Board of Trustees of the Trust on a quarterly basis, to assure that the amounts paid and the purposes for which they are paid, comply with the provisions of the Distribution Plan and Rule 12b-1.

The services under the Distribution Plan may include assistance in advertising and marketing of the Money Market Fund’s Investor Shares, aggregating and processing purchase, exchange and redemption requests for shares, maintaining account records, issuing confirmations of transactions and providing sub-accounting and sub-transfer agent services with respect to Investor Shares.

While the Distribution Plan is in effect, the selection and nomination of Trustees of the Trust who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”) is committed to the discretion of the Independent Trustees then in office.

PORTFOLIO TRANSACTIONS AND BROKERAGE

As provided in the Investment Advisory Agreement, broker selection for Fund portfolio executions has been delegated to the Adviser.  When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, ACM looks for prompt execution of the order at a favorable price.  In working with dealers, ACM will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  ACM makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

ACM may select brokers and dealers who offer brokerage and research services.  These services may be furnished directly to the Fund or to ACM and may include:

•

advice as to the advisability of investing in securities;

•

security analysis and reports;

•

economic studies;

•

industry studies;

•

receipt of quotations for portfolio evaluations; and

•

similar services.

ACM exercises reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions.  ACM determines in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.  Research services provided by brokers and dealers may be used by ACM in advising the Fund and other accounts.  To the extent that receipt of these services may supplant services for which ACM might otherwise have paid, it would tend to reduce expenses.

Although investment decisions for the Fund described herein are made independently from those of the other accounts managed by ACM, investments of the type the Fund may make may also be made by those other accounts.  When the Fund and one or more other accounts managed by ACM are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by ACM to be equitable to each.  In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.  In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

PROXY VOTING POLICY

Because the Fund invests exclusively in debt securities and related investments, it does not become an “owner” of the issuer of those securities and typically does not have the right to vote on items of business that the issuers of those securities present to their shareholders from time to time.  Thus, the Trust has not adopted a proxy voting procedure or policy for the Fund.

DETERMINATION OF NET ASSET VALUE

Net asset value is calculated at 4:00 p.m. Eastern Time or, if necessary, as of the close of business of the New York Stock Exchange is open for regular trading, as well as any other day on which regular trading in money market instruments is taking place except on (i) days on which there are not sufficient changes in the value of the Fund’s portfolio securities to affect materially its net asset value; (ii) days during which no shares are tendered and no orders to purchase shares are received; and (iii) any day the bond markets do not open or on which they close early, such as holidays or days in advance of holidays, or in the event of an emergency.  The Money Market Fund attempts to stabilize the value of its shares at $1.00.

Use of the Amortized Cost Method

The Trustees have decided that the best method for determining the value of portfolio instruments for the Fund is amortized cost.  The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.  This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.  The Board of Trustees has undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions of $1.00.  These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share.  In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board promptly consider what action, if any, should be initiated.

If the Trustees believe that the extent of any deviation from the Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, the Trustees will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results.  These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity of the Fund, withholding or reducing dividends, reducing the number of the Fund’s outstanding shares without monetary consideration, or utilizing a net asset value per share based on available market quotations.

The Fund may invest only in obligations determined by ACM to present minimal credit risks under guidelines adopted by the Board of Trustees.  The Fund’s investments are limited to “First Tier Securities.”  First Tier Securities include those that possess at least one rating in the highest category and, if the securities do not possess a rating, those that are determined to be of comparable quality by ACM pursuant to guidelines adopted by the Board of Trustees.

A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by ACM to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by ACM.

In applying the above-described investment policies, a security that has not received a short-term rating will be deemed to possess the rating assigned to an outstanding class of the issuer’s short-term debt obligations if determined by ACM to be comparable in priority and security to the obligation selected for purchase by the Fund, or, if not available, the issuer’s long-term obligations, but only in accordance with the requirements of Rule 2a-7.  A security that at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is considered an Eligible Security if it possesses a long-term rating, within the two highest rating categories.

Certain of the obligations in which the Fund may invest may be variable or floating rate instruments, may involve a conditional or unconditional demand feature, and may include variable amount master demand notes.  Eligible Securities include those obligations that, at the time of purchase, possess the highest short-term rating from at least one National Recognized Statistical Rating Organization (“NRSRO”) (the Money Market Fund may also invest up to 5% of its net assets in obligations that, at the time of purchase, possess one of the two highest short-term ratings from at least one NRSRO, and in obligations that did not possess a short-term rating (i.e., are unrated) but are determined by ACM to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Board of Trustees).

The Money Market Fund will not invest more than 5% of its total assets in the First Tier Securities of any one issuer, except that the Fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days.

If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Money Market Fund’s net asset value or a subsequent change in a security’s qualification as a First Tier Security will not constitute a violation of the limitation.  In addition, there is no limit on the percentage of the Money Market Fund’s assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements fully collateralized by such obligations.

Under the guidelines adopted by the Board of Trustees, in accordance with Rule 2a-7 under the Investment Company Act of 1940, when in the best interests of the shareholders, ACM may be required to promptly take appropriate action with respect to an obligation held in the Fund’s portfolio in the event of certain developments that indicate a reduction in the instrument’s credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

The Appendix to this Statement of Additional Information identifies each NRSRO that may be utilized by ACM with regard to portfolio investments for the Fund and provides a description of relevant ratings assigned by each such NRSRO.  A rating by a NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The net investment income shares of the Money Market Fund is determined as of 4:00 p.m., Eastern Time, each day on which the Fund offers shares (a “Business Day”).  All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record of each class as of the close of business and prior to the determination of net asset value.  Unless the Business Day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Fund’s income for the subsequent non-business day or days.  No daily dividend will include any amount of net income in respect of a subsequent semiannual accounting period.  Dividends declared during any month will be invested as of the close of business on the last calendar day of that month (or the next Business Day after the last calendar day of the month if the last calendar day of the month is a non-business day) in additional shares of the same class of the Fund at the net asset value per share, normally $1.00, determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

Net income of the Money Market Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund and amortized market premium.  Amortized market discount is included in interest income.  The Money Market Fund does not anticipate that it will normally realize any long-term capital gains with respect to its portfolio securities.

Normally the Money Market Fund will have a positive net income at the time of each determination of net income.  Net income may be negative if an unexpected liability must be accrued or a loss realized.  If the net income of the Money Market Fund determined at any time is a negative amount, the net asset value per share will be reduced below $1.00 unless one or more of the following steps, for which the Trustees have authority, are taken: (1) reduce the number of shares in each shareholder’s account of the applicable class or classes, (2) offset each shareholder’s pro rata portion of negative net income against the shareholder’s accrued dividend account or against future dividends with regard to the applicable class or classes, or (3) combine these methods in order to seek to obtain the net asset value per share of the applicable class or classes at $1.00.  The Trustees may endeavor to restore the Fund’s net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net income which is not declared as a dividend.

If the Money Market Fund incurs or anticipates, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund’s income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate, to the extent possible, the disproportionate effect of such expense or loss on then existing shareholders.  Such expenses or losses may nevertheless result in a shareholder receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

Tax Status of the Fund

The Money Market Fund will pay no federal income tax because it meets the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.  To qualify for this treatment, the Fund must, among other requirements:

•

derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

•

invest in securities within certain statutory limits; and

•

distribute to its shareholders at least 90% of its net income earned during the year.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its income at corporate rates, and could be required to recognize net unrealized gains and make distributions of any accumulated earnings and profits before requalifying as a regulated investment company that is accorded special tax treatment.  In addition, all distributions by the Fund would be taxed as if made by a regular corporation thus the Fund could not pay exempt-interest or capital gains dividends.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, it will be subject to a 4% excise tax on the undistributed amounts.  The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Tax Status of Shareholders

Shareholders are subject to federal income tax on dividends received as cash or additional shares.  No portion of any income dividend paid by the Money Market Fund is eligible for the dividends received deduction available to corporations.  These dividends and any short-term capital gains are taxable as ordinary income.

Capital gains experienced by the Money Market Fund could result in an increase in dividends.  Capital losses could result in a decrease in dividends.  If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

If the Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a non-taxable return of capital to the extent of a shareholder’s tax basis in his shares.  If the shareholder’s basis has been reduced to zero, any additional return of capital distributions will be taxable as capital gain.

In general, the Money Market Fund is required to withhold 31% of the taxable dividends and other distributions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has under reported dividends or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting purchases of shares of the Fund.  No attempt is made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning.  Accordingly, investors are urged to consult their tax advisors with specific reference to their own tax situation.

SIGNIFICANT SHAREHOLDERS

Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of shares of the Fund.  As of September 30, 2010, the Trustees and officers, as a group, owned less than [   ]% of the shares of the Trust.  As of September 30, 2010, the following shareholders of record owned 5% or more of the outstanding shares of the Money Market Fund:

Name and Address of Shareholder	Shares Owned Number Percent

PERFORMANCE INFORMATION

From time to time, the Fund may advertise performance, including yields, effective yields and total returns as described below.

Yield

The Money Market Fund calculates yield daily, based upon the seven days ending on the day of the calculation, called the “base period.”  This yield is computed by determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account’s value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by (365/7).

To the extent that financial institutions and broker-dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

Effective Yield

The effective yield of the Money Market Fund is computed by compounding the unannualized base period return by: (1) adding 1 to the base period return, (2) raising the sum to the 365/7th power; and (3) subtracting 1 from the result.

Average annual total return is the average compounded rate of return for a given period that would equate an initial investment of $1,000 with the ending redeemable value of that investment.  The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at that time.  The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, plus any additional shares earned assuming reinvestment of all dividends and distributions.

Based on the seven-day period ended July 31, 2010 (the “base period”), the yield and effective yield of the Shares of the Money Market Fund were 0.13% and 0.13%, respectively.

FINANCIAL STATEMENTS

The report of KPMG LLP, registered independent public accounting firm, and the audited financial statements of the Money Market Fund, which are contained in the Ambassador Funds Annual Report to Shareholders for the fiscal year ended July 31, 2010, previously sent to shareholders of the Money Market Fund and filed with the Securities and Exchange Commission, are hereby incorporated by reference into this Statement of Additional Information.  Ambassador Funds will furnish a copy of such Annual Report to shareholders, without charge, upon request made to Ambassador Funds, c/o Fund Services Group, LLC, 1776-A South Naperville Road, Suite 101, Wheaton, Illinois 60189.

APPENDIX--DESCRIPTION OF BOND RATINGS

Standard & Poor’s Ratings Group Corporate Bond Rating Definitions

AAA - Debt rated “AAA” has the highest rating assigned by Standard & Poor’s Ratings Group.  Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated “A” has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

Moody’s Investors Service, Inc. Corporate Bond Rating Definitions

Aaa - Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Duff & Phelps, Inc. Corporate Bond Rating Definitions

AAA - Highest credit quality.  The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- - High credit quality protection factors are strong.  Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- - Protection factors are average but adequate.  However, risk factors are more variable and greater in periods of economic stress.

Fitch IBCA Long-Term Definitions

AAA - Obligations for which there is the lowest expectation of credit risk.  Assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Obligations for which there is a very low expectation of credit risk.  They indicated very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to unforeseeable events.

A - Obligations for which there is a low expectation of credit risk.  The capacity for timely repayment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to change in circumstances or economic conditions.

Standard and Poor’s Ratings Group Commercial Paper Rating Definitions

A-1 - This designation indicates that the degree of safety regarding timely payment strong.  Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2 - Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1”.

Moody’s Investors Service, Inc. Commercial Paper Rating Definitions

Prime 1 - Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term promissory obligations.  P-1 repayment capacity will often be evidenced by many of the following characteristics:

•

Leading market positions in well-established industries;

•

High rates of return on funds employed;

•

Conservative capitalization structure with moderate reliance on debt and ample asset protection;

•

Broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

•

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime 2 - Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations.  This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

NR indicates the bonds are not currently rated by Moody’s or S&P.  However, management considers them to be of good quality.

Duff & Phelps, Inc. Commercial Paper Rating Definitions

Duff 1+ - Highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 - Very high certainty of timely payment.  Liquidity factors are excellent and supported by good fundamental protection factors.  Risk factors are minor.  Duff 1-High certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.

Duff 2 - Good certainty of timely payment Liquidity factors and company fundamentals are sound.  Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.  Risk factors are small.

Fitch IBCA Commercial Paper Rating Definitions

F-1 - Issues assigned this rating are regarded as having the highest capacity for timely payment.

F-2 - Issues assigned this rating reflect a strong capacity for timely payment.  However, the relative degree of risk is slightly higher than for issues classified as “A1” and capacity for repayment may be susceptible to adverse changes in business, economics, or financial conditions.

F-3 - Issues assigned this rating have an adequate capacity for timely payment.  Such capacity is more susceptible to adverse changes in business, economic or financial conditions.

PART C.  OTHER INFORMATION

Item 28.  Exhibits

(a)

Declaration of Trust of the Registrant (previously filed as Exhibit (a) to this Registration Statement, filed on May 11, 2000, and incorporated herein by reference)

(b)

By-Laws of the Registrant (previously filed as Exhibit (b) to this Registration Statement, filed on May 11, 2000, and incorporated herein by reference)

(c)

See Exhibits (a) and (b)

(d)

Advisory Agreement between the Registrant and Ambassador Capital Management, LLC, relating to the Ambassador Money Market Fund (previously filed as Exhibit (d) to Pre-Effective Amendment No. 1 to this Registration Statement, filed on July 28, 2000, and incorporated herein by reference)

(e)

Not applicable

(f)

Not applicable

(g)

Domestic Custody Agreement between Registrant and U.S. Bank, N.A.. (filed herewith)

(h)(1)(A)

Administration Agreement between the Registrant and Fund Services Group, LLC (previously filed as Exhibit (h)(1) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)

(h)(1)(B)

First Amendment to Exhibit A to Administration Agreement between the Registrant and Fund Services Group, LLC relating to the Ambassador Money Market Fund (previously filed as Exhibit (h)(1)(B) to Post Effective Amendment no. 14 to this Registration Statement, filed on October 31, 2007, and incorporated herein by reference)

(h)(2)

Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (filed herewith)

(h)(3)(A)

Fund Accounting Agreement between the Registrant and Fund Services Group, LLC (previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)

(h)(3)(B)

First Amendment to Exhibit A to Fund Accounting Agreement between the Registrant and Fund Services Group, LLC relating to the Ambassador Money Market Fund (previously filed as Exhibit (h)(3)(B) to Post-Effective Amendment No. 13 to this Registration Statement, filed on November 29, 2006, and incorporated herein by reference)

(i)

Opinion and Consent of Greenberg, Traurig, LLP as to legality of shares of the Ambassador Money Market Fund being registered (to be filed by amendment)

(j)(1)

Consent of KPMG, LLP – Ambassador Money Market Fund (to be filed by amendment)

(k)

Not applicable

(l)(1)

Subscription Agreement relating to the Ambassador Money Market Fund (previously filed as Exhibit (l) to Pre-Effective Amendment No. 1 to this Registration Statement, filed on July 28, 2000, and incorporated herein by reference)

1

(m)

Distribution Plan adopted pursuant to Rule 12b-1, relating to the Investor Shares class of the Ambassador Money Market Fund (previously filed as Exhibit (m) to Post-Effective Amendment No. 3 to this Registration Statement, filed on October 21, 2001, and incorporated herein by reference)

(n)

Multiple Class Plan adopted pursuant to Rule 18f-3, relating to the Ambassador Money Market Fund (previously filed as Exhibit (n) to Post-Effective Amendment No. 3 to this Registration Statement, filed on October 21, 2001, and incorporated herein by reference)

(o)

Not applicable

(p)

Code of Ethics (previously filed as Exhibit (p) to Post-Effective Amendment No. 11 to this Registration Statement, filed on March 10, 2006, and incorporated herein by reference)

(q)

Other Exhibits.  Power of Attorney of John L. Guy, Marlene Z. Hodges, Mark F. Ogan, Robert S. Bacarella and Brian T. Jeffries, each as Trustees of the Registrant, dated as of September 24, 2010. (filed herewith)

Item 29.  Persons Controlled by or Under Common Control with Registrant

Not applicable.

Item 30.  Indemnification

The Declaration of Trust of Ambassador Funds (the “Trust”) provides that a Trustee, when acting in such capacity, shall not be personally liable to any person, other than the Trust or a shareholder to the extent provided in the Declaration of Trust (as described below), for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee.  The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust.  The Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust and any person who is serving or has served at the Trust’s request as a director, officer, Trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Bylaws.

The exercise by the Trustees of their powers and discretions under the Declaration of Trust shall be binding upon everyone interested.  A Trustee shall be liable to the Trust and to any shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law.  The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.

The Trust’s by-laws provide that, subject to the exceptions and limitation described below, every person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (collectively, an “agent”) shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

2

No indemnification shall be provided under the Trust’s by-laws to an agent:

(a)

who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, “disabling conduct”); or

(b)

with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

(i)

by the court or other body before which the proceeding was brought;

(ii)

by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)

by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

3

Item 31.  Business and Other Connections of the Investment Adviser

Ambassador Capital Management, LLC (“ACM”) serves as investment adviser to the Money Market Fund.  ACM is registered as an investment adviser with the Securities and Exchange Commission.  ACM specializes in the management of fixed income and cash portfolios for public and private sector retirement plans, municipalities, corporations, endowments and foundations.  Set forth below are the names and principal businesses of the directors and executive officers of ACM.

Name of

Principal Business(es) During

Officers and Directors of ACM

at Least the Last Two Fiscal Years

Brian T. Jeffries

President since January 1998; Previously, Portfolio Manager and Partner, Munder Capital Management

Gregory A. Prost

Chief Investment Officer since January 2000 and Secretary since April 30, 2010; Previously, Senior Portfolio Manager and Partner, Munder Capital Management

Betty Valaise Smith

Chief Compliance Officer of ACM since March, 2010 and Director of Administration since October 2006

Item 32.  Principal Underwriters

Not applicable.

4

Item 33.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder which relate to the Money Market Fund are maintained at one of the following locations:

Ambassador Capital Management, L.L.C.

500 Griswold Street, Suite 2800

(Investment Adviser)

Detroit, MI 48226

Fund Services Group, LLC

1776-A South Naperville Road

(Administrator and Fund

Suite 101

Accountant)

Wheaton, Illinois 60189

U.S. Bank, N.A.

1555 N. Rivercenter Drive

(Custodian)

Suite 302

Milwaukee, WI 53212

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

(Transfer Agent)

3rd Floor

Milwaukee, WI 53202

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

5

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Detroit, State of Michigan, on October 1, 2010.

AMBASSADOR FUNDS

        /S/ BRIAN T. JEFFRIES

By: __________________________

   Brian T. Jeffries, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacity shown below on October 1, 2010.

NAME

TITLE

/S/ BRIAN T. JEFFRIES__

Trustee and President

Brian T. Jeffries

(Principal Executive Officer)

/S/ LYNN H. WATERLOO

Treasurer

Lynn H. Waterloo

(Principal Financial and Accounting Officer)

*

Trustee

John L. Guy

*

Trustee

Marlene Z. Hodges

*

Trustee

Mark F. Ogan

/S/ ROBERT S. BACARELLA

Trustee

Robert S. Bacarella

*Executed on behalf of the indicated person by the undersigned, pursuant to power of attorney filed herewith.

By: _/S/ BRIAN T. JEFFRIES___

        Brian T. Jeffries, Attorney-In-Fact

6